NONPARTICIPANT-DIRECTED INVESTMENTS (Details) - EBP 002 - USD ($)			12 Months Ended
	May 27, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Net Assets		$ 290,313,315	$ 523,129,984	$ 290,313,315
Changes in Net Assets:
Transfers to participant directed investments			49,605,638	35,967,049
CPKC 401(k) Savings Plan & Canadian Pacific U.S. Salaried Retirement Income Plan merger (Note 1)	$ 188,172,557	22,011,512	188,172,557	22,011,512
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS			237,778,195	57,978,561
Net Assets
Beginning of year			298,828,102	240,849,541
End of year		298,828,102	536,606,297	298,828,102
Nonparticipant directed
Changes in Net Assets:
Transfers to participant directed investments			(19,691,248)	0
CPKC 401(k) Savings Plan & Canadian Pacific U.S. Salaried Retirement Income Plan merger (Note 1)			0	19,691,248
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS			(19,691,248)	19,691,248
Net Assets
Beginning of year			19,691,248	0
End of year		19,691,248	0	19,691,248
Nonparticipant directed | Mutual funds
EBP, Nonparticipant-Directed Investment [Line Items]
Net Assets		$ 19,691,248	$ 0	$ 19,691,248